UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


				       FORM N-Q

		        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANIES



                    Investment Company Act file number 811-03634
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                           The Guardian Bond Fund, Inc.
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                  (Exact name of registrant as specified in charter)


                       7 Hanover Square New York, N.Y. 10004
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                 (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                         Thomas G. Sorell
     The Guardian Bond Fund, Inc.          The Guardian Bond Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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                    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.



...   The Guardian Bond Fund, Inc.

 Schedule of Investments

March 31, 2005 (Unaudited)

     Asset Backed Securities -- 5.1%
    Principal
    Amount                                                   Value
-------------------------------------------------------------------
$        1,300,000  Aames Mtg. Investment Tr.
                    2005-1 1A2
                    3.11% due 6/25/2035 (2)             $ 1,302,182
         3,420,000  Aesop Funding II LLC
                    2003-2A A3
                    3.61% due 6/20/2009 +                 3,339,822
         2,200,000  Ameriquest Mtg. Secs., Inc.
                    2003-5 A6
                    4.541% due 4/25/2033                  2,191,029
           570,387  Amresco
                    1997-1 MIF
                    7.42% due 3/25/2027                     568,787
         3,400,000  New Century Home Equity Loan Tr.
                    2004-4 A4
                    3.13% due 2/25/2035 (2)               3,410,258
           690,000  Residential Asset Mtg. Prods., Inc.
                    2003-RZ3 A3
                    2.14% due 2/25/2030                     683,786
         3,600,000  Residential Funding Mtg. Secs.
                    2003-HS3 AI2
                    3.15% due 7/25/2018                   3,536,795
         1,045,000  Structured Asset Secs. Corp.
                    2005-WF1 A2
                    3.05% due 2/25/2035 (2)               1,044,990
         4,100,000  Vanderbilt Acquisition Loan Tr.
                    2002-1 A3
                    5.70% due 9/7/2023                    4,164,023

Total Asset Backed Securities
(Cost $20,393,998)                                       20,241,672

Collateralized Mortgage Obligations - 7.3%
$        3,350,000  Countrywide Home Loans
                    2002-19 1A1
                    6.25% due 11/25/2032                $ 3,408,631
                    FHLMC
                    H006 A2
         2,583,033  2.837% due 2/15/2010                  2,546,636
                    2430 GD
           263,162  6.50% due 11/15/2030                    263,472
                    2744 VC
         2,373,684  5.50% due 4/15/2011                   2,427,963
                    2500 TD
           915,000  5.50% due 2/15/2016                     932,002
                    2744 PC
         3,500,000  5.50% due 1/15/2031                   3,604,886
                    2367 ME
         2,800,000  6.50% due 10/15/2031                  2,964,415
         2,096,500  FNMA
                    2001-51 PH
                    6.00% due 8/25/2030                   2,137,597
         2,142,000  Mastr Asset Securitization Tr.
                    2003-10 3A7
                    5.50% due 11/25/2033                  2,113,528
         3,500,000  Wells Fargo Mtg.-Backed Secs. Tr.
                    2003-11 1A3
                    4.75% due 10/25/2018                  3,450,869

Total Collateralized Mortgage Obligations
(Cost $24,457,056)                                       23,849,999

Commercial Mortgage Backed Securities - 8.6%
                    Banc of America Comm'l. Mtg., Inc.
                    2004-5 AAB
$        2,612,000  4.673% due 11/10/2041               $ 2,573,595
                    2004-5 AJ
         2,612,000  4.992% due 11/10/2041                 2,580,264
           600,000  Chase Comm'l. Mtg. Secs. Corp.
                    1997-1 C
                    7.37% due 6/19/2029                     632,344
         1,398,045  First Union National Bank Comm'l. Mtg. Tr.
                    2000-C2 A1
                    6.94% due 10/15/2032                  1,462,297
         3,500,000  GE Comm'l. Mtg. Corp.
                    2005-C1 A5
                    4.772% due 6/10/2048                  3,407,700
         1,718,738  GMAC Comm'l. Mtg. Sec., Inc.
                    1997-C1 A3
                    6.869% due 7/15/2029                  1,798,668
         3,450,000  Greenwich Capital Comm'l. Funding Corp.
                    2005-GC3 AJ
                    4.859% due 8/10/2042                  3,368,882
         4,400,000  J.P. Morgan Chase & Co.
                    2004-CB9 A3
                    5.1498% due 6/12/2041                 4,473,371
         3,500,000  LB UBS Comm'l. Mtg. Tr.
                    2005-C1 AJ
                    4.806% due 2/15/2040                  3,404,024
         2,505,000  Midland Realty Acceptance Corp.
                    1996-C1 C
                    7.887% due 8/25/2028 (2)              2,578,480
         1,662,475  Mtg. Capital Funding, Inc.
                    1997-MC1 A3
                    7.288% due 7/20/2027                  1,704,782

Total Commercial Mortgage Backed Securities
(Cost $28,794,618)                                       27,984,407

Corporate Bonds - 18.8%
Aerospace and Defense - 0.3%
$          200,000  Lockheed Martin Corp.
                    8.50% due 12/1/2029                 $   270,996
           200,000  Northrop Grumman Corp.
                    7.125% due 2/15/2011                    223,037
           500,000  TRW, Inc.
                    7.75% due 6/1/2029                      626,693
                                                          1,120,726

Automotive - 1.4%
                    DaimlerChrysler NA Hldg.
         1,150,000  4.05% due 6/4/2008                    1,116,811
           300,000  6.50% due 11/15/2013                    311,993
           230,000  8.50% due 1/18/2031                     277,530
                    Ford Motor Credit Co.
           600,000  6.50% due 1/25/2007                     606,086
           500,000  7.00% due 10/1/2013                     484,357
           400,000  7.375% due 10/28/2009                   401,748
                    General Motors Acceptance Corp.
           500,000  6.125% due 9/15/2006                    497,694
           820,000  6.875% due 9/15/2011                    741,970
                                                          4,438,189

Chemicals - 0.3%
           500,000  Lubrizol Corp.
                    5.50% due 10/1/2014                     500,728
           450,000  Potash Corp.
                    4.875% due 3/1/2013                     441,567
                                                            942,295

Consumer Products - 0.1%
           500,000  Procter & Gamble Co.
                    5.50% due 2/1/2034                      499,957

Electric - 0.3%
           450,000  Alabama Power Co.
                    5.65% due 3/15/2035                     442,579
           450,000  Cons. Edison Co. of New York, Inc.
                    5.30% due 3/1/2035                      437,099
                                                            879,678

Energy - 0.7%
           300,000  Pioneer Natural Resources Co.
                    7.20% due 1/15/2028                     342,721
         1,080,300  RAS Laffan Liquefied Natural Gas
                    3.437% due 9/15/2009 +                1,054,459
           650,000  Western Oil Sands, Inc.
                    8.375% due 5/1/2012                     740,033
                                                          2,137,213

Energy-Refining - 0.4%
         1,000,000  Tosco Corp.
                    8.125% due 2/15/2030                  1,336,559

Entertainment - 0.4%
         1,000,000  Time Warner, Inc.
                    7.57% due 2/1/2024                    1,157,419

Environmental - 0.6%
         1,650,000  Waste Management, Inc.
                    7.375% due 8/1/2010                   1,838,839

Finance Companies - 1.4%
         1,000,000  Capital One Bank
                    5.75% due 9/15/2010                   1,033,043
         1,000,000  CIT Group, Inc.
                    3.04% due 5/18/2007 (2)               1,001,467
           400,000  General Electric Capital Corp.
                    6.75% due 3/15/2032                     461,729
         1,000,000  Household Fin. Corp.
                    6.375% due 11/27/2012                 1,081,229
           750,000  MBNA America Bank Nat'l.
                    7.125% due 11/15/2012                   835,418
                                                          4,412,886

Financial - 0.8%
           450,000  Credit Suisse First Boston
                    6.50% due 1/15/2012                     486,913
           400,000  Goldman Sachs Group, Inc.
                    5.125% due 1/15/2015                    390,526
           550,000  Lehman Brothers Hldgs., Inc.
                    6.625% due 1/18/2012                    600,973
           600,000  Merrill Lynch & Co.
                    5.00% due 1/15/2015                     581,460
           600,000  Morgan Stanley
                    4.75% due 4/1/2014                      571,271
                                                          2,631,143

Financial-Banks - 2.2%
         1,150,000  Bank of America Corp.
                    4.875% due 9/15/2012                  1,147,697
           600,000  Bank One Corp.
                    5.25% due 1/30/2013                     604,825
           900,000  Citigroup, Inc.
                    5.00% due 9/15/2014                     883,598
           700,000  City Nat'l. Corp.
                    5.125% due 2/15/2013                    695,303
           400,000  HSBC USA, Inc.
                    4.625% due 4/1/2014                     386,148
           900,000  J.P. Morgan Chase & Co.
                    5.75% due 1/2/2013                      935,258
           450,000  Regions Financial Corp.
                    6.375% due 5/15/2012                    485,434
           500,000  Sovereign Bank
                    5.125% due 3/15/2013                    493,860
           400,000  Wachovia Corp.
                    5.25% due 8/1/2014                      401,139
         1,000,000  Zions Bancorp
                    6.00% due 9/15/2015                   1,042,031
                                                          7,075,293

Food and Beverage - 0.4%
           950,000  Kellogg Co.
                    2.875% due 6/1/2008                     905,176
           300,000  Kraft Foods, Inc.
                    5.25% due 10/1/2013                     302,451
                                                          1,207,627

Home Construction - 0.5%
         1,000,000  Lennar Corp.
                    9.95% due 5/1/2010                    1,049,750
           700,000  Ryland Group, Inc.
                    5.375% due 6/1/2008                     708,381
                                                          1,758,131

Media-Cable - 0.8%
           600,000  AT & T Broadband Corp.
                    9.455% due 11/15/2022                   815,712
         1,700,000  Comcast Cable Comm., Inc.
                    6.875% due 6/15/2009                  1,824,017
                                                          2,639,729

Media-NonCable - 1.0%
           300,000  News America Hldgs.
                    8.00% due 10/17/2016                    354,521
         2,850,000  Scholastic Corp.
                    5.75% due 1/15/2007                   2,909,805
                                                          3,264,326

Merchandising-Supermarkets - 0.6%
         1,000,000  Delhaize America, Inc.
                    7.375% due 4/15/2006                  1,028,988
         1,000,000  Safeway, Inc.
                    6.15% due 3/1/2006                    1,017,811
                                                          2,046,799

Metals and Mining - 0.3%
           500,000  Glencore Funding LLC
                    6.00% due 4/15/2014 +                   475,498
           450,000  Noranda, Inc.
                    6.00% due 10/15/2015                    461,427
                                                            936,925

Natural Gas-Pipelines - 0.5%
         1,150,000  Enterprise Prods. Operating LP
                    6.65% due 10/15/2034                  1,172,488
           400,000  Plains All American Pipeline
                    5.625% due 12/15/2013                   403,933
                                                          1,576,421

Paper and Forest Products - 0.1%
           350,000  Weyerhaeuser Co.
                    6.00% due 8/1/2006                      358,742

Railroads - 0.7%
           800,000  Burlington Northern Santa Fe Corp.
                    7.95% due 8/15/2030                   1,029,456
           300,000  CSX Corp.
                    4.875% due 11/1/2009                    299,563
         1,000,000  Norfolk Southern Corp.
                    6.75% due 2/15/2011                   1,096,044
                                                          2,425,063

Real Estate Investment Trust - 0.3%
           225,000  EOP Operating LP
                    7.00% due 7/15/2011                     247,792
           550,000  Liberty Ppty. LP
                    7.25% due 3/15/2011                     604,400
           275,000  Regency Centers LP
                    6.75% due 1/15/2012                     298,593
                                                          1,150,785

Retailers - 0.9%
           500,000  CVS Corp.
                    4.875% due 9/15/2014                    492,739
           750,000  Staples, Inc.
                    7.375% due 10/1/2012                    854,317
         1,592,000  Wal-Mart Stores, Inc.
                    8.75% due 12/29/2006                  1,592,844
                                                          2,939,900

Technology - 0.3%
           400,000  IBM Corp.
                    5.875% due 11/29/2032                   417,074
           500,000  Jabil Circuit, Inc.
                    5.875% due 7/15/2010                    516,282
                                                            933,356

Utilities-Electric and Water - 1.0%
           500,000  FirstEnergy Corp.
                    6.45% due 11/15/2011                    527,522
           700,000  Potomac Edison Co.
                    5.35% due 11/15/2014 +                  694,980
           600,000  Progress Energy, Inc.
                    7.00% due 10/30/2031                    658,259
         1,000,000  Public Service Co. of New Mexico
                    4.40% due 9/15/2008                     989,918
           500,000  Public Service Electric Gas Co.
                    5.125% due 9/1/2012                     505,469
                                                          3,376,148

Wireless Communications - 0.8%
           650,000  America Movil S.A. de C.V.
                    6.375% due 3/1/2035                     588,109
           500,000  AT & T Wireless Svcs., Inc.
                    8.125% due 5/1/2012                     584,113
         1,410,000  Verizon Wireless Capital LLC
                    5.375% due 12/15/2006                 1,436,432
                                                          2,608,654

Wireline Communications - 1.4%
           500,000  Deutsche Telekom Int'l. Finance BV
                    8.75% due 6/15/2030 (2)                 653,925
                    France Telecom S.A.
           800,000  8.00% due 3/1/2011 (2)                  915,389
           335,000  9.25% due 3/1/2031 (2)                  440,911
         1,150,000  Sprint Capital Corp.
                    8.375% due 3/15/2012                  1,344,003
           950,000  Verizon Global Funding Corp.
                    7.75% due 12/1/2030                   1,148,168
                                                          4,502,396

Yankee - 0.3%
           900,000  Pemex Project Funding Master Tr.
                    7.875% due 2/1/2009 (2)                 972,900

Total Corporate Bonds
(Cost $59,878,718)                                       61,168,099

Mortgage Pass-Through Securities - 33.5%
                    FHLMC
$       24,450,000  5.50%, (30 yr. TBA)                 $24,511,125
         6,907,992  5.50%, 2034                           6,930,539
         5,808,818  6.00%, 11/1/2034                      5,947,060
            67,020  7.00%, 8/1/2008                          69,496
                    FNMA
        16,100,000  5.00%, (30 yr. TBA)                  15,737,750
        10,850,000  5.50%, (30 yr. TBA)                  10,863,563
         3,000,000  6.00%, (30 yr. TBA)                   3,065,625
         5,972,762  5.00%, 6/1/2018                       5,976,018
         4,712,419  5.00%, 10/1/2019                      4,712,269
         4,499,636  5.50%, 8/1/2019                       4,588,690
           185,006  5.50%, 6/1/2034                         185,401
         1,280,969  6.00%, 10/1/2013                      1,324,039
           595,607  6.00%, 2016                             615,421
           472,674  6.00%, 8/1/2017                         488,422
         4,939,908  6.00%, 2034                           5,050,593
         3,077,223  6.00%, 2/1/2035                       3,146,205
           148,272  6.50%, 8/1/2010                         153,170
         1,862,771  6.50%, 12/1/2017                      1,945,679
         4,404,988  6.50%, 2032                           4,579,839
         1,894,005  6.50%, 2034                           1,966,417
           407,578  7.00%, 9/1/2014                         428,922
           916,757  7.00%, 2032                             966,988
           913,704  7.50%, 12/1/2029                        978,295
            88,962  8.00%, 6/1/2008                          92,006
           282,783  8.00%, 2030                             304,466
           193,580  8.00%, 3/1/2031                         208,346
               445  8.25%, 1/1/2009                             455
            18,743  8.50%, 8/1/2009                          19,698
                    GNMA
         1,732,000  6.50%, (30 yr. TBA)                   1,807,775
         1,215,968  6.00%, 10/15/2032                     1,251,765
           703,491  6.00%, 12/15/2033                       723,414
           202,095  6.50%, 2/15/2032                        211,338
           342,654  8.00%, 2030                             369,444

Total Mortgage Pass-Through Securities
(Cost $109,934,928)                                     109,220,233

Sovereign Debt Securities - 0.7%
$          550,000  Pemex Project Funding Master Tr.
                    4.31% due 6/15/2010 +(2)            $   561,000
           950,000  Republic of South Africa
                    6.50% due 6/2/2014                      997,500
           650,000  United Mexican States
                    8.00% due 9/24/2022                     737,750

Total Sovereign Debt Securities
(Cost $2,139,285)                                         2,296,250

U.S. Government Securities - 20.4%
U.S. Government Agency Securities - 8.8%
                    FHLMC
$       17,400,000  2.875%, 5/15/2007                   $17,010,431
           910,000  3.15%, 12/16/2008                       873,464
                    FNMA
         9,400,000  3.25%, 1/15/2008                      9,165,836
         1,710,000  4.625%, 10/15/2014                    1,674,051
                                                         28,723,782

U.S. Treasury Bonds and Notes - 11.6%
                    U.S. Treasury Bonds
        13,804,000  5.375%, 2/15/2031                    15,044,745
         8,040,000  6.00%, 2/15/2026                      9,197,318
                    U.S. Treasury Notes
         3,965,000  2.75%, 8/15/2007                      3,866,339
           400,000  3.375%, 10/15/2009                      387,281
         1,450,000  3.50%, 11/15/2009                     1,410,692
           475,000  3.625%, 1/15/2010                       463,626
         3,265,000  4.00%, 2/15/2015                      3,136,950
         4,255,000  4.375%, 5/15/2007                     4,302,537
                                                         37,809,488

Total U.S. Government Securities
(Cost $66,175,694)                                       66,533,270

Commercial Paper - 17.8%
Chemicals - 2.2%
                    E.I. Du Pont de Nemours & Co.
$        3,800,000  2.60% due 4/13/2005 (1)             $ 3,796,707
         3,200,000  2.61% due 4/13/2005 (1)               3,197,216
                                                          6,993,923

Conglomerates - 2.1%
         7,000,000  General Electric Capital Corp.
                    2.66% due 4/13/2005 (1)               6,993,793

Finance Companies - 2.1%
         7,000,000  Barton Capital Corp.
                    2.65% due 4/13/2005 (1)               6,993,817

Food and Beverage - 3.6%
         4,879,000  PepsiCo., Inc.
                    2.61% due 4/13/2005 (1)               4,874,755
         7,000,000  Unilever Capital Corp.
                    2.60% due 4/13/2005 (1)               6,993,934
                                                         11,868,689

Household Products - 2.2%
         7,000,000  Colgate-Palmolive Co.
                    2.61% due 4/13/2005 (1)               6,993,910

Media-NonCable - 2.7%
         7,000,000  Gannett Co., Inc.
                    2.61% due 4/13/2005 (1)               6,993,910
         1,830,000  Knight-Ridder, Inc.
                    2.65% due 4/20/2005 (1)               1,827,440
                                                          8,821,350

Retailers - 0.8%
         2,500,000  Wal-Mart Stores, Inc.
                    2.60% due 4/13/2005 (1)               2,497,833

Transport Services - 2.1%
         7,000,000  Netjets, Inc.
                    2.65% due 4/13/2005 (1)               6,993,817

Total Commercial Paper
(Cost $58,157,132)                                       58,157,132

Repurchase Agreement - 3.9%
$       12,644,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $12,644,976 at
                    2.78%, due 4/1/2005 (1)(3)

(Cost $12,644,000)                                      $12,644,000

Total Investments - 117.2%
(Cost $382,575,429)                                      382,095,062
Payables for Mortgage Pass-Throughs
Delayed Delivery Securities (1)  - (19.9)%               (64,773,767)
Cash, Receivables and Other Assets
Less Liabilities - 2.6%                                    8,578,631
Net Assets - 100%                                       $325,899,926


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2005, the aggregate market value of these securities amounted to $6,125,759 representing 1.9% of net assets.
(1)     Securities are segregated to cover forward mortgage purchases.
(2) Floating rate note. The rate shown is the rate in effect at March 31, 2005.
(3) The repurchase agreement is collateralized by $13,065,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $12,901,688.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    3,410,860
Gross unrealized depreciation .................        (3,891,227)
                                                   --------------
Net unrealized depreciation ...................    $     (480,367)
                                                   ==============
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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Bond Fund, Inc.


Date:     April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Bond Fund, Inc.


Date:    April 27, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Bond Fund, Inc.


Date:     April 27, 2005